UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Stock Selector All Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class
Class Z

June 30, 2014

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of Fidelity®
Stock Selector All Cap Fund

1.946026.101

AFSS-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,256,959	$ 490,639
Fidelity Consumer Staples Central Fund (b)	2,199,368	447,242
Fidelity Energy Central Fund (b)	2,657,313	457,270
Fidelity Financials Central Fund (b)	9,492,215	789,373
Fidelity Health Care Central Fund (b)	2,102,357	614,098
Fidelity Industrials Central Fund (b)	2,006,979	459,217
Fidelity Information Technology Central Fund (b)	3,285,999	858,796
Fidelity Materials Central Fund (b)	682,264	163,088
Fidelity Telecom Services Central Fund (b)	698,154	116,634
Fidelity Utilities Central Fund (b)	1,047,161	170,740
TOTAL EQUITY CENTRAL FUNDS (Cost $2,950,260)		4,567,097
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,950,601)		4,567,438
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,766)
NET ASSETS - 100%		$ 4,564,672
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	3,589
Fidelity Consumer Staples Central Fund	8,014
Fidelity Energy Central Fund	4,431
Fidelity Financials Central Fund	8,791
Fidelity Health Care Central Fund	2,067
Fidelity Industrials Central Fund	4,497
Fidelity Information Technology Central Fund	3,531
Fidelity Materials Central Fund	1,676
Fidelity Telecom Services Central Fund	4,067
Fidelity Utilities Central Fund	2,873
Total	$ 43,536
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 59,649	$ 54,849	$ 490,639	34.8%
Fidelity Consumer Staples Central Fund	382,002	42,242	25,555	447,242	40.2%
Fidelity Energy Central Fund	379,161	41,501	35,828	457,270	39.8%
Fidelity Financials Central Fund	641,849	77,441	22,559	789,373	35.1%
Fidelity Health Care Central Fund	494,424	44,129	74,299	614,098	37.1%
Fidelity Industrials Central Fund	388,640	26,333	16,029	459,217	35.2%
Fidelity Information Technology Central Fund	691,773	114,705	72,131	858,796	37.4%
Fidelity Materials Central Fund	127,863	15,300	857	163,088	34.2%
Fidelity Telecom Services Central Fund	111,097	9,903	12,072	116,634	42.4%
Fidelity Utilities Central Fund	134,295	23,719	23,171	170,740	35.3%
Total	$ 3,790,171	$ 454,922	$ 337,350	$ 4,567,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,950,601,000. Net unrealized appreciation aggregated $1,616,837,000, of which $1,616,838,000 related to appreciated investment securities and $1,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund

June 30, 2014

1.804827.110

FSS-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,256,959	$ 490,639
Fidelity Consumer Staples Central Fund (b)	2,199,368	447,242
Fidelity Energy Central Fund (b)	2,657,313	457,270
Fidelity Financials Central Fund (b)	9,492,215	789,373
Fidelity Health Care Central Fund (b)	2,102,357	614,098
Fidelity Industrials Central Fund (b)	2,006,979	459,217
Fidelity Information Technology Central Fund (b)	3,285,999	858,796
Fidelity Materials Central Fund (b)	682,264	163,088
Fidelity Telecom Services Central Fund (b)	698,154	116,634
Fidelity Utilities Central Fund (b)	1,047,161	170,740
TOTAL EQUITY CENTRAL FUNDS (Cost $2,950,260)		4,567,097
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $341)	340,721	341
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,950,601)		4,567,438
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,766)
NET ASSETS - 100%		$ 4,564,672
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	3,589
Fidelity Consumer Staples Central Fund	8,014
Fidelity Energy Central Fund	4,431
Fidelity Financials Central Fund	8,791
Fidelity Health Care Central Fund	2,067
Fidelity Industrials Central Fund	4,497
Fidelity Information Technology Central Fund	3,531
Fidelity Materials Central Fund	1,676
Fidelity Telecom Services Central Fund	4,067
Fidelity Utilities Central Fund	2,873
Total	$ 43,536
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 439,067	$ 59,649	$ 54,849	$ 490,639	34.8%
Fidelity Consumer Staples Central Fund	382,002	42,242	25,555	447,242	40.2%
Fidelity Energy Central Fund	379,161	41,501	35,828	457,270	39.8%
Fidelity Financials Central Fund	641,849	77,441	22,559	789,373	35.1%
Fidelity Health Care Central Fund	494,424	44,129	74,299	614,098	37.1%
Fidelity Industrials Central Fund	388,640	26,333	16,029	459,217	35.2%
Fidelity Information Technology Central Fund	691,773	114,705	72,131	858,796	37.4%
Fidelity Materials Central Fund	127,863	15,300	857	163,088	34.2%
Fidelity Telecom Services Central Fund	111,097	9,903	12,072	116,634	42.4%
Fidelity Utilities Central Fund	134,295	23,719	23,171	170,740	35.3%
Total	$ 3,790,171	$ 454,922	$ 337,350	$ 4,567,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,950,601,000. Net unrealized appreciation aggregated $1,616,837,000, of which $1,616,838,000 related to appreciated investment securities and $1,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014